STOCKHOLDERS' EQUITY (Distribution Reinvestment Plan) (Detail) - USD ($) $ in Thousands, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Common stock issued through distribution reinvestment plan	$ 28,774	$ 42,320	$ 82,388	$ 91,764	$ 101,344
DRIP
Class of Stock [Line Items]
Dividend reinvestment plan, termination notice period			10 days
Shares issued pursuant to a distribution reinvestment plan (in shares)			9.3	9.6	10.1
Common stock issued through distribution reinvestment plan			$ 82,400	$ 91,800	$ 101,300